accounting policy developments - Impacts of application of IFRS 16, Consolidated statement of income and other comprehensive income (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 CAD ($) $ / shares
Disclosure of initial application of standards or interpretations
Practical expedient for assessing whether contracts are, or contained, leases as of initial application	True
Weighted-average discount rate reflected in the lease liability recognized on transition	0.0416
OPERATING REVENUES
Operating revenues		$ 14,658	$ 14,368
OPERATING EXPENSES
Goods and services purchased		6,070	6,368
Employee benefits expense		3,034	2,896
Depreciation		1,929	1,669
Amortization of intangible assets		648	598
Total		11,681	11,531
OPERATING INCOME		2,977	2,837
Financing costs		733	661
INCOME BEFORE INCOME TAXES		2,244	2,176
Income taxes		468	552
NET INCOME		1,776	1,624
Other comprehensive income
Cumulative foreign currency translation adjustment, net		20	(30)
Other		(242)
Other comprehensive income		(222)	284
COMPREHENSIVE INCOME		1,554	1,908
NET INCOME ATTRIBUTABLE TO:
Common Shares		1,746	1,600
Non-controlling interest		30	24
NET INCOME		1,776	1,624
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares		1,516	1,898
Non-controlling interest		38	10
COMPREHENSIVE INCOME		$ 1,554	$ 1,908
NET INCOME PER COMMON SHARE
Basic | $ / shares		$ 2.90	$ 2.68
Diluted | $ / shares		$ 2.90	$ 2.68
Excluding effects of IFRS 16
OPERATING REVENUES
Operating revenues		$ 14,656
OPERATING EXPENSES
Goods and services purchased		6,369
Employee benefits expense		3,034
Depreciation		1,742
Amortization of intangible assets		648
Total		11,793
OPERATING INCOME		2,863
Financing costs		669
INCOME BEFORE INCOME TAXES		2,194
Income taxes		455
NET INCOME		1,739
Other comprehensive income
Cumulative foreign currency translation adjustment, net		15
Other		(242)
Other comprehensive income		(227)
COMPREHENSIVE INCOME		1,512
NET INCOME ATTRIBUTABLE TO:
Common Shares		1,708
Non-controlling interest		31
NET INCOME		1,739
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares		1,475
Non-controlling interest		37
COMPREHENSIVE INCOME		$ 1,512
NET INCOME PER COMMON SHARE
Basic | $ / shares		$ 2.84
Diluted | $ / shares		$ 2.84
IFRS 16 effects
OPERATING REVENUES
Operating revenues		$ 2
OPERATING EXPENSES
Goods and services purchased		(299)
Depreciation		187
Total		(112)
OPERATING INCOME		114
Financing costs		64
INCOME BEFORE INCOME TAXES		50
Income taxes		13
NET INCOME		37
Other comprehensive income
Cumulative foreign currency translation adjustment, net		5
Other comprehensive income		5
COMPREHENSIVE INCOME		42
NET INCOME ATTRIBUTABLE TO:
Common Shares		38
Non-controlling interest		(1)
NET INCOME		37
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares		41
Non-controlling interest		1
COMPREHENSIVE INCOME		$ 42
NET INCOME PER COMMON SHARE
Basic | $ / shares		$ 0.06
Diluted | $ / shares		$ 0.06